DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
DEPOSITS FOR NON-CURRENT ASSETS
DEPOSITS FOR NON-CURRENT ASSETS

13.DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	8,932	4,646	654
	8,932	4,646	654

*    The amount represented interest-free non-refundable partial payments to suppliers of medical equipment and to construction engineering group for construction of hospitals. The remaining contractual obligations associated with these purchase contracts that the suppliers need to undertake are approximately RMB220,972 and RMB271,876 (US$38,293)as at December 31, 2022 and 2023 respectively, which are included in the amount disclosed as purchase commitments in note 27. The Group recognized impairment loss on deposits for non-current assets of nil, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively. The amount of written off for the gross amount of deposits and the allowance is nil and nil for the years ended December 31, 2022 and 2023, respectively.

As at December 31, 2022 and 2023, certain of the Group’s deposits for non-current assets with a total net book value of nil and nil were pledged for other borrowings of nil and nil, respectively.